Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	Feb. 28, 2018	Feb. 28, 2017
Property And Equipment Details Narrative Abstract
Depreciation Expense	$ 1,842	$ 1,300	$ 6,022	$ 2,782